Subsequent Events - Additional Information (Details)	Jul. 18, 2021 USD ($) Day $ / shares shares	Feb. 11, 2021 USD ($) $ / shares	Jan. 27, 2021 USD ($)	Jan. 24, 2021 USD ($) $ / shares shares	Dec. 08, 2020 USD ($) shares	Sep. 01, 2021 USD ($)	Jul. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Jan. 26, 2021 USD ($) shares	Dec. 31, 2020 $ / shares
Subsequent Event [Line Items]
Shares issued, price per share		$ 10.00						$ 10.00		$ 10.00
Class of warrants exercise price per share				$ 11.50				11.50		11.50
Purchase price of warrants				11.50				11.50		$ 11.50
Gross proceeds of shares issued | $		$ 345,000,000
Private Placement [Member]
Subsequent Event [Line Items]
Class of warrants exercise price per share								1.50
Purchase price of warrants								$ 1.50
Gross proceeds of shares issued | $		$ 6,900,000
Class A Common Stock
Subsequent Event [Line Items]
Number of warrant holder to purchase share | shares								1
Class B Common Stock | GSAM Client [Member]
Subsequent Event [Line Items]
Percentage of shares forfeited by sponsor										50.00%
Founder Shares | Class B Common Stock
Subsequent Event [Line Items]
Stock issued during period new shares issued | shares					8,625,000
Gross proceeds of shares issued | $					$ 25,000
Subsequent Event [Member] | Unsecured Debt [Member]
Subsequent Event [Line Items]
Number of warrant holder to purchase share | shares							1
Unsecured promissory note principal amount | $							$ 1,500,000
Note convertible price							$ 1.50
Borrowings Under Note | $						$ 249,700
Subsequent Event [Member] | Sponsor Support Agreement [Member]
Subsequent Event [Line Items]
Number Of Equal Tranches | Day	2
Percentage Of Converted Shares Held By Sponsor	10.00%
Subsequent Event [Member] | GSAM Client [Member] | Forward Purchase Agreement [Member]
Subsequent Event [Line Items]
Class of warrants exercise price per share				$ 11.50
Number of warrant holder to purchase share | shares				1
Purchase price of warrants				$ 11.50
Subsequent Event [Member] | Fast Radius Capital Stock And Vested R S Us [Member]
Subsequent Event [Line Items]
Merger Agreement Period	5 years
Number Of Equal Tranches | Day	2
Subsequent Event [Member] | Private Placement [Member] | Forward Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of units issuable under forward purchase agreement | shares	2,500,000
Forward purchase units issuable price per share	$ 10.00
Minimum threshold amount to purchase in forward purchase units | $	$ 25,000,000
Subsequent Event [Member] | Minimum [Member] | Fast Radius Earn Out Shares [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Shares issued, price per share	$ 15.00
Subsequent Event [Member] | Maximum | Fast Radius Earn Out Shares [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Shares issued, price per share	20.00
Subsequent Event [Member] | GSAM Client [Member]
Subsequent Event [Line Items]
Minimum purchase commitment for not to forfeit shares | $				$ 25,000,000
Subsequent Event [Member] | Class A Common Stock
Subsequent Event [Line Items]
Shares issued, price per share	$ 10.00			$ 10.00
Class of warrants exercise price per share				11.50
Purchase price of warrants				$ 11.50
Stock issued during period new shares issued | shares	100,000,000
Subsequent Event [Member] | Class A Common Stock | Sponsor Support Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period new shares issued | shares	407,000
Subsequent Event [Member] | Class A Common Stock | Sponsor
Subsequent Event [Line Items]
Stock issued during period new shares issued | shares	1,000,000
Subsequent Event [Member] | Class A Common Stock | Fast Radius Capital Stock And Vested R S Us [Member]
Subsequent Event [Line Items]
Stock issued during period new shares issued | shares	10,000,000
Subsequent Event [Member] | Class A Common Stock | Private Placement [Member]
Subsequent Event [Line Items]
Shares issued, price per share	$ 10.00
Stock issued during period new shares issued | shares	7,500,000
Gross proceeds of shares issued | $	$ 75,000,000
Subsequent Event [Member] | Class A Common Stock | Fast Radius Earn Out Shares [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period new shares issued | shares	5,000,000
Subsequent Event [Member] | Class A Common Stock | Minimum [Member] | Sponsor Support Agreement [Member]
Subsequent Event [Line Items]
Shares issued, price per share							15.00
Subsequent Event [Member] | Class A Common Stock | Maximum | Sponsor Support Agreement [Member]
Subsequent Event [Line Items]
Shares issued, price per share							$ 20.00
Subsequent Event [Member] | Class B Common Stock | GSAM Client [Member]
Subsequent Event [Line Items]
Percentage of shares forfeited by sponsor				50.00%
Subsequent Event [Member] | Forward Purchase Agreement [Member] | GSAM Client [Member] | Maximum
Subsequent Event [Line Items]
Long term purchase commitment amount | $				$ 50,000,000
Subsequent Event [Member] | Founder Shares
Subsequent Event [Line Items]
Shares outstanding | shares									8,625,000
Line of credit maximum borrowing capacity | $									$ 300,000
Line of credit | $			$ 166,238
Line of credit facility terms			The entire unpaid principal balance under the promissory note will be payable on the earlier of (i) December 31, 2021 or (ii) the date on which the Company consummates an initial public offering of its securities.